UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.7%
Honeywell International, Inc. (a)	242,800	$22,990,732
Lockheed Martin Corp. (a)	121,030	25,090,729
Northrop Grumman Corp. (a)	155,600	25,821,820
Raytheon Co. (a)	320,100	34,974,126
United Technologies Corp. (a)	127,000	11,301,730

		120,179,137
Air Freight & Logistics — 1.2%
United Parcel Service, Class B (a)	182,900	18,050,401
Banks — 15.8%
Bank of America Corp. (a)	1,456,600	22,693,828
Citigroup, Inc. (a)	972,200	48,230,842
JPMorgan Chase & Co. (a)(b)	1,041,499	63,500,194
SunTrust Banks, Inc. (a)	672,340	25,710,282
U.S. Bancorp. (a)	656,900	26,939,469
Wells Fargo & Co. (a)(b)	1,187,700	60,988,395

		248,063,010
Beverages — 1.9%
Coca-Cola Co. (a)	417,400	16,746,088
Diageo PLC — ADR (a)	114,600	12,352,734

		29,098,822
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (a)	69,000	11,989,440
Morgan Stanley (a)	539,500	16,994,250

		28,983,690
Chemicals — 2.5%
Chemours Co.	73,740	477,098
Dow Chemical Co. (a)	288,800	12,245,120
EI du Pont de Nemours & Co. (a)	368,700	17,771,340
Praxair, Inc. (a)	91,600	9,330,376

		39,823,934
Commercial Services & Supplies — 0.4%
Tyco International PLC (a)	192,400	6,437,704
Communications Equipment — 2.1%
Motorola Solutions, Inc. (a)	190,800	13,046,904
QUALCOMM, Inc. (a)	367,300	19,735,029

		32,781,933
Consumer Finance — 0.5%
American Express Co. (a)	100,600	7,457,478
Diversified Financial Services — 1.0%
CME Group, Inc. (a)	171,400	15,895,636
Diversified Telecommunication Services — 2.0%
BCE, Inc. (a)	115,700	4,739,072
Verizon Communications, Inc. (a)	628,400	27,341,684

		32,080,756
Electric Utilities — 2.4%
Duke Energy Corp. (a)	102,400	7,366,656
Eversource Energy (a)	33,120	1,676,534

Common Stocks	Shares	Value
Electric Utilities (continued)
Exelon Corp. (a)	135,100	$4,012,470
ITC Holdings Corp. (a)	134,000	4,467,560
NextEra Energy, Inc. (a)	201,600	19,666,080

		37,189,300
Electrical Equipment — 0.3%
Rockwell Automation, Inc. (a)	53,400	5,418,498
Energy Equipment & Services — 0.4%
Schlumberger Ltd. (a)	98,300	6,779,751
Food & Staples Retailing — 1.4%
Kroger Co. (a)	591,900	21,349,833
Food Products — 1.0%
General Mills, Inc.	82,600	4,636,338
Mondelez International, Inc., Class A (a)	249,485	10,445,937

		15,082,275
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	156,800	6,306,496
Becton Dickinson and Co. (a)	73,200	9,710,712

		16,017,208
Health Care Providers & Services — 3.7%
Anthem, Inc. (a)	55,800	7,812,000
Quest Diagnostics, Inc. (a)	233,500	14,353,245
UnitedHealth Group, Inc. (a)	305,900	35,487,459

		57,652,704
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp. (a)	134,100	13,212,873
Household Products — 2.4%
Kimberly-Clark Corp. (a)	77,200	8,417,888
Procter & Gamble Co. (a)	405,920	29,201,885

		37,619,773
Industrial Conglomerates — 3.6%
3M Co. (a)	78,900	11,185,653
General Electric Co. (a)	1,800,300	45,403,566

		56,589,219
Insurance — 6.2%
ACE Ltd	147,600	15,261,840
American International Group, Inc. (a)	366,800	20,841,576
MetLife, Inc. (a)	466,550	21,997,834
Prudential Financial, Inc. (a)	280,200	21,354,042
Travelers Cos., Inc. (a)	185,500	18,462,815

		97,918,107
IT Services — 0.2%
International Business Machines Corp. (a)	26,130	3,788,066
Media — 1.5%
Comcast Corp., Special Class A (a)(b)(c)	418,400	23,949,216
Metals & Mining — 0.3%
BHP Billiton Ltd. — ADR (a)	130,212	4,117,303

Portfolio Abbreviations

ADR	American Depositary Receipt	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar	GDR	Global Depositary Receipt

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks	Shares	Value
Multiline Retail — 1.7%
Dollar General Corp. (a)	362,100	$26,230,524
Multi-Utilities — 3.0%
CMS Energy Corp. (a)	261,300	9,229,116
Dominion Resources, Inc. (a)	277,500	19,530,450
Public Service Enterprise Group, Inc. (a)	91,854	3,872,565
Sempra Energy (a)	65,900	6,373,848
WEC Energy Group, Inc.	160,100	8,360,422

		47,366,401
Oil, Gas & Consumable Fuels — 9.2%
Chevron Corp. (a)(b)	196,000	15,460,480
ConocoPhillips (a)	119,860	5,748,486
Enbridge, Inc. (a)	262,000	9,728,063
Exxon Mobil Corp. (a)	526,100	39,115,535
Marathon Oil Corp. (a)	381,300	5,872,020
Marathon Petroleum Corp. (a)	376,500	17,443,245
Occidental Petroleum Corp. (a)	352,763	23,335,272
Spectra Energy Corp. (a)	204,000	5,359,080
TOTAL SA — ADR (a)	500,500	22,377,352

		144,439,533
Paper & Forest Products — 0.9%
International Paper Co. (a)	370,650	14,006,864
Personal Products — 0.5%
Unilever NV	189,900	7,633,980
Pharmaceuticals — 8.3%
AbbVie, Inc. (a)	153,414	8,347,256
AstraZeneca PLC	61,100	3,874,863
Bristol-Myers Squibb Co. (a)	216,000	12,787,200
Johnson & Johnson (a)	311,200	29,050,520
Merck & Co., Inc. (a)(b)	665,600	32,873,984
Pfizer, Inc. (a)	1,359,600	42,705,036

		129,638,859
Professional Services — 0.4%
Nielsen Holdings PLC (a)	145,700	6,479,279
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co. (a)	244,500	6,684,630
Road & Rail — 1.0%
Union Pacific Corp. (a)	181,400	16,037,574
Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp. (a)	1,096,100	33,036,454
Software — 2.7%
Microsoft Corp. (a)	787,900	34,872,454
Oracle Corp. (a)	199,800	7,216,776

		42,089,230

Common Stocks	Shares	Value
Specialty Retail — 2.9%
Gap, Inc. (a)	336,200	$9,581,700
Home Depot, Inc. (a)	317,300	36,644,977

		46,226,677
Technology Hardware, Storage & Peripherals — 0.5%
Lenovo Group Ltd.	4,122,000	3,473,095
Samsung Electronics Co. Ltd. — GDR	8,900	4,257,403

		7,730,498
Tobacco — 2.1%
Altria Group, Inc. (a)	243,300	13,235,520
Philip Morris International, Inc. (a)	104,500	8,289,985
Reynolds American, Inc. (a)	262,578	11,624,328

		33,149,833
Water Utilities — 0.9%
American Water Works Co., Inc. (a)	258,600	14,243,688
Total Long-Term Investments (Cost — $1,376,686,100) — 98.8%		1,550,530,651

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	30,846,822	30,846,822

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (d)(e)(f)	$85	85,386
Total Short-Term Securities (Cost — $30,932,208) — 2.0%		30,932,208
Total Investments Before Options Written (Cost — $1,407,618,308*) — 100.8%		1,581,462,859

Options Written
(Premiums Received — $14,107,065) — (0.6)%		(9,281,323)
Total Investments Net of Options Written — 100.2%		1,572,181,536
Liabilities in Excess of Other Assets — (0.2)%		(3,114,479)

Net Assets — 100.0%		$1,569,067,057

Notes to Schedule of Investments

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,467,173,100

Gross unrealized appreciation	$173,984,166
Gross unrealized depreciation	(59,694,407)

Net unrealized appreciation	$114,289,759

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	During the period ended September 30, 2015, investments in companies considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,544,648	7,302,173	30,846,821	$17,145
BlackRock Liquidity Series, LLC Money Market Series	—	$85,386	$85,386	$11	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
3M Co.	Call	10/02/15	USD	145.00	331	$(2,814)
AbbVie, Inc.	Call	10/02/15	USD	64.00	200	(1,000)
Altria Group, Inc.	Call	10/02/15	USD	56.00	292	(1,898)
American International Group, Inc.	Call	10/02/15	USD	59.50	250	(3,000)
American International Group, Inc.	Call	10/02/15	USD	62.00	142	(1,562)
Anthem, Inc.	Call	10/02/15	USD	146.00	139	(3,614)
Bank of America Corp.	Call	10/02/15	USD	17.50	1,081	(1,081)
Chevron Corp.	Call	10/02/15	USD	81.00	173	(1,730)
Citigroup, Inc.	Call	10/02/15	USD	57.50	667	(4,669)
CME Group, Inc.	Call	10/02/15	USD	95.50	167	(3,340)
CME Group, Inc.	Call	10/02/15	USD	96.00	83	(1,245)
Coca-Cola Co.	Call	10/02/15	USD	40.50	349	(2,792)
Coca-Cola Co.	Call	10/02/15	USD	41.00	356	(1,780)
ConocoPhillips	Call	10/02/15	USD	52.50	120	(480)
Dollar General Corp.	Call	10/02/15	USD	80.00	205	(10,250)
Dollar General Corp.	Call	10/02/15	USD	81.00	190	(9,500)
Dow Chemical Co.	Call	10/02/15	USD	46.00	15	(45)
Exxon Mobil Corp.	Call	10/02/15	USD	75.50	100	(1,400)
General Electric Co.	Call	10/02/15	USD	26.00	2,082	(2,082)
Goldman Sachs Group, Inc.	Call	10/02/15	USD	205.00	121	(6,050)
Home Depot, Inc.	Call	10/02/15	USD	119.00	200	(600)
Intel Corp.	Call	10/02/15	USD	29.50	1,611	(118,408)
JPMorgan Chase & Co.	Call	10/02/15	USD	69.50	60	(120)
Marathon Oil Corp.	Call	10/02/15	USD	18.50	500	(500)
Marathon Petroleum Corp.	Call	10/02/15	USD	52.50	697	(13,940)
McDonald’s Corp.	Call	10/02/15	USD	98.50	66	(4,092)
Merck & Co., Inc.	Call	10/02/15	USD	55.00	789	(1,184)
MetLife, Inc.	Call	10/02/15	USD	50.00	270	(2,430)
Microsoft Corp.	Call	10/02/15	USD	45.00	408	(2,652)
Microsoft Corp.	Call	10/02/15	USD	47.50	593	(593)
Morgan Stanley	Call	10/02/15	USD	38.00	154	(924)
Occidental Petroleum Corp.	Call	10/02/15	USD	71.50	420	(1,680)
Oracle Corp.	Call	10/02/15	USD	38.50	262	(262)
Philip Morris International, Inc.	Call	10/02/15	USD	85.00	173	(3,979)
Procter & Gamble Co.	Call	10/02/15	USD	72.00	660	(25,740)
QUALCOMM, Inc.	Call	10/02/15	USD	63.50	242	(3,146)
Quest Diagnostics, Inc.	Call	10/02/15	USD	71.50	602	(1)

SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Reynolds American, Inc.	Call	10/02/15	USD	42.68	650	$(104,029)
Union Pacific Corp.	Call	10/02/15	USD	88.00	505	(49,995)
United Parcel Service, Class B	Call	10/02/15	USD	99.00	172	(9,374)
United Technologies Corp.	Call	10/02/15	USD	93.50	400	(8,800)
UnitedHealth Group, Inc.	Call	10/02/15	USD	119.00	455	(14,788)
Verizon Communications, Inc.	Call	10/02/15	USD	48.00	700	(6,300)
Weyerhaeuser Co.	Call	10/02/15	USD	31.00	484	(9,680)
Kimberly-Clark Corp.	Call	10/05/15	USD	115.40	251	(57)
SunTrust Banks, Inc.	Call	10/05/15	USD	42.40	907	(34)
Northrop Grumman Corp.	Call	10/06/15	USD	172.60	469	(29,471)
Raytheon Co.	Call	10/06/15	USD	107.01	430	(97,908)
AbbVie, Inc.	Call	10/09/15	USD	64.00	192	(1,920)
Altria Group, Inc.	Call	10/09/15	USD	55.50	330	(10,560)
American Express Co.	Call	10/09/15	USD	79.00	223	(3,122)
American International Group, Inc.	Call	10/09/15	USD	60.50	200	(1,700)
Bank of America Corp.	Call	10/09/15	USD	17.00	718	(1,077)
Bristol-Myers Squibb Co.	Call	10/09/15	USD	60.00	550	(67,100)
Chevron Corp.	Call	10/09/15	USD	81.00	112	(5,936)
Citigroup, Inc.	Call	10/09/15	USD	55.00	818	(3,272)
CME Group, Inc.	Call	10/09/15	USD	95.00	178	(8,455)
Coca-Cola Co.	Call	10/09/15	USD	39.00	8	(1,008)
Coca-Cola Co.	Call	10/09/15	USD	40.00	683	(34,492)
ConocoPhillips	Call	10/09/15	USD	52.00	128	(4,096)
Dollar General Corp.	Call	10/09/15	USD	73.50	279	(18,135)
Dow Chemical Co.	Call	10/09/15	USD	47.50	568	(3,408)
General Electric Co.	Call	10/09/15	USD	25.00	598	(31,694)
General Electric Co.	Call	10/09/15	USD	25.50	673	(17,162)
Goldman Sachs Group, Inc.	Call	10/09/15	USD	185.00	121	(2,904)
Home Depot, Inc.	Call	10/09/15	USD	118.00	577	(34,332)
Honeywell International, Inc.	Call	10/09/15	USD	106.60	613	(110)
Intel Corp.	Call	10/09/15	USD	30.00	675	(42,862)
International Business Machines Corp.	Call	10/09/15	USD	149.00	63	(3,244)
McDonald’s Corp.	Call	10/09/15	USD	100.00	370	(19,610)
McDonald’s Corp.	Call	10/09/15	USD	99.00	67	(6,231)
Merck & Co., Inc.	Call	10/09/15	USD	57.00	517	(2,585)
MetLife, Inc.	Call	10/09/15	USD	50.50	509	(7,126)
Microsoft Corp.	Call	10/09/15	USD	44.00	568	(46,576)
Microsoft Corp.	Call	10/09/15	USD	45.50	400	(7,000)
Morgan Stanley	Call	10/09/15	USD	35.50	646	(3,876)
Occidental Petroleum Corp.	Call	10/09/15	USD	72.50	278	(3,058)
Pfizer, Inc.	Call	10/09/15	USD	34.00	1,175	(7,050)
QUALCOMM, Inc.	Call	10/09/15	USD	60.50	279	(3,348)
Schlumberger Ltd.	Call	10/09/15	USD	77.50	86	(1,720)
U.S. Bancorp.	Call	10/09/15	USD	42.50	340	(3,910)
Union Pacific Corp.	Call	10/09/15	USD	88.00	507	(84,922)
United Parcel Service, Class B	Call	10/09/15	USD	100.00	100	(7,550)
United Parcel Service, Class B	Call	10/09/15	USD	99.00	72	(8,568)
UnitedHealth Group, Inc.	Call	10/09/15	USD	116.00	362	(92,491)
Verizon Communications, Inc.	Call	10/09/15	USD	47.00	772	(3,860)
Wells Fargo & Co.	Call	10/09/15	USD	53.00	1,476	(25,830)
Prudential Financial, Inc.	Call	10/12/15	USD	90.00	695	(199)
AbbVie, Inc.	Call	10/16/15	USD	62.50	192	(1,920)
Altria Group, Inc.	Call	10/16/15	USD	55.00	322	(24,150)
American Water Works Co., Inc.	Call	10/16/15	USD	55.00	210	(18,375)
Bank of America Corp.	Call	10/16/15	USD	17.00	892	(3,122)
Becton Dickinson and Co.	Call	10/16/15	USD	140.00	365	(10,950)
BHP Billiton Ltd. — ADR	Call	10/16/15	USD	35.00	82	(1,394)
BHP Billiton Ltd. — ADR	Call	10/16/15	USD	37.50	160	(960)
Bristol-Myers Squibb Co.	Call	10/16/15	USD	62.50	847	(57,172)
Citigroup, Inc.	Call	10/16/15	USD	55.00	592	(6,512)
CME Group, Inc.	Call	10/16/15	USD	95.00	83	(6,848)
CME Group, Inc.	Call	10/16/15	USD	97.50	84	(2,310)
CMS Energy Corp.	Call	10/16/15	USD	35.00	134	(10,385)
Comcast Corp., Special Class A	Call	10/16/15	USD	58.25	1,042	(94,899)
ConocoPhillips	Call	10/16/15	USD	47.50	250	(35,375)

4	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Diageo PLC — ADR	Call	10/16/15	USD	110.00	373	$(56,882)
Diageo PLC — ADR	Call	10/16/15	USD	115.00	371	(15,768)
Dollar General Corp.	Call	10/16/15	USD	77.50	474	(23,700)
Dominion Resources, Inc.	Call	10/16/15	USD	70.00	695	(92,088)
Duke Energy Corp.	Call	10/16/15	USD	70.00	256	(62,080)
Enbridge, Inc.	Call	10/16/15	CAD	56.00	355	(1,729)
Exxon Mobil Corp.	Call	10/16/15	USD	77.50	576	(16,992)
General Electric Co.	Call	10/16/15	USD	26.00	2,218	(51,014)
Home Depot, Inc.	Call	10/16/15	USD	115.00	20	(5,000)
Honeywell International, Inc.	Call	10/16/15	USD	100.00	184	(6,072)
Honeywell International, Inc.	Call	10/16/15	USD	105.00	140	(700)
International Paper Co.	Call	10/16/15	USD	44.00	464	(5,568)
International Paper Co.	Call	10/16/15	USD	46.00	461	(5,071)
Johnson & Johnson	Call	10/16/15	USD	95.00	781	(83,958)
JPMorgan Chase & Co.	Call	10/16/15	USD	67.50	1,000	(2,500)
Kroger Co.	Call	10/16/15	USD	36.25	1,169	(84,752)
Lockheed Martin Corp.	Call	10/16/15	USD	205.00	545	(275,223)
Lockheed Martin Corp.	Call	10/16/15	USD	215.00	60	(4,500)
Marathon Oil Corp.	Call	10/16/15	USD	18.00	314	(2,198)
Marathon Petroleum Corp.	Call	10/16/15	USD	52.50	697	(6,970)
McDonald’s Corp.	Call	10/16/15	USD	100.00	370	(30,895)
Merck & Co., Inc.	Call	10/16/15	USD	55.00	789	(4,340)
MetLife, Inc.	Call	10/16/15	USD	50.00	481	(8,898)
Microsoft Corp.	Call	10/16/15	USD	45.00	402	(20,904)
Microsoft Corp.	Call	10/16/15	USD	46.00	590	(11,800)
Mondelez International, Inc., Class A	Call	10/16/15	USD	44.00	810	(26,325)
Morgan Stanley	Call	10/16/15	USD	37.00	623	(3,738)
Motorola Solutions, Inc.	Call	10/16/15	USD	67.50	640	(126,720)
Motorola Solutions, Inc.	Call	10/16/15	USD	70.00	414	(30,222)
NextEra Energy, Inc.	Call	10/16/15	USD	100.00	188	(12,220)
Nielsen Holdings PLC	Call	10/16/15	USD	46.00	365	(15,512)
Nielsen Holdings PLC	Call	10/16/15	USD	47.00	23	(518)
Nielsen Holdings PLC	Call	10/16/15	USD	48.00	388	(17,460)
Occidental Petroleum Corp.	Call	10/16/15	USD	72.50	425	(3,825)
Pfizer, Inc.	Call	10/16/15	USD	33.00	1,179	(20,632)
Philip Morris International, Inc.	Call	10/16/15	USD	82.00	125	(6,312)
Praxair, Inc.	Call	10/16/15	USD	115.00	295	(5,900)
QUALCOMM, Inc.	Call	10/16/15	USD	62.50	242	(2,178)
Raytheon Co.	Call	10/16/15	USD	110.00	160	(21,280)
Reynolds American, Inc.	Call	10/16/15	USD	42.50	1,056	(213,840)
Rockwell Automation, Inc.	Call	10/16/15	USD	115.00	132	(2,640)
Spectra Energy Corp.	Call	10/16/15	USD	29.00	200	(3,000)
SunTrust Banks, Inc.	Call	10/16/15	USD	42.00	826	(4,130)
TOTAL SA — ADR	Call	10/16/15	USD	47.50	191	(5,730)
Tyco International PLC	Call	10/16/15	USD	38.00	479	(9,101)
U.S. Bancorp.	Call	10/16/15	USD	43.00	371	(5,380)
U.S. Bancorp.	Call	10/16/15	USD	45.00	400	(400)
United Parcel Service, Class B	Call	10/16/15	USD	102.99	457	(26,919)
UnitedHealth Group, Inc.	Call	10/16/15	USD	120.00	206	(36,977)
Wells Fargo & Co.	Call	10/16/15	USD	52.50	1,076	(61,332)
Weyerhaeuser Co.	Call	10/16/15	USD	28.50	369	(5,535)
3M Co.	Call	10/23/15	USD	143.00	64	(18,080)
AbbVie, Inc.	Call	10/23/15	USD	62.50	92	(1,380)
Altria Group, Inc.	Call	10/23/15	USD	56.00	330	(18,315)
Bank of America Corp.	Call	10/23/15	USD	16.50	538	(7,263)
Chevron Corp.	Call	10/23/15	USD	83.50	257	(12,079)
Citigroup, Inc.	Call	10/23/15	USD	52.50	166	(8,798)
Dollar General Corp.	Call	10/23/15	USD	71.50	662	(150,605)
Dow Chemical Co.	Call	10/23/15	USD	46.50	573	(15,471)
EI du Pont de Nemours & Co.	Call	10/23/15	USD	50.50	930	(34,875)
Exxon Mobil Corp.	Call	10/23/15	USD	74.00	809	(156,542)
Exxon Mobil Corp.	Call	10/23/15	USD	76.00	152	(14,288)
Gap, Inc.	Call	10/23/15	USD	33.50	300	(7,500)
General Electric Co.	Call	10/23/15	USD	26.00	1,347	(40,410)
Home Depot, Inc.	Call	10/23/15	USD	118.00	577	(82,511)

SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Home Depot, Inc.	Call	10/23/15	USD	119.00	215	$(23,005)
Intel Corp.	Call	10/23/15	USD	31.50	798	(33,516)
International Paper Co.	Call	10/23/15	USD	43.00	465	(7,905)
International Paper Co.	Call	10/23/15	USD	44.00	464	(6,496)
JPMorgan Chase & Co.	Call	10/23/15	USD	64.00	209	(9,092)
Marathon Oil Corp.	Call	10/23/15	USD	18.00	314	(4,082)
Marathon Petroleum Corp.	Call	10/23/15	USD	49.00	488	(39,040)
Merck & Co., Inc.	Call	10/23/15	USD	54.50	510	(5,355)
MetLife, Inc.	Call	10/23/15	USD	50.50	1,070	(26,215)
Microsoft Corp.	Call	10/23/15	USD	45.50	289	(22,253)
Morgan Stanley	Call	10/23/15	USD	34.50	153	(2,372)
Pfizer, Inc.	Call	10/23/15	USD	33.50	1,817	(34,523)
Philip Morris International, Inc.	Call	10/23/15	USD	81.50	257	(21,460)
Procter & Gamble Co.	Call	10/23/15	USD	72.00	660	(86,130)
QUALCOMM, Inc.	Call	10/23/15	USD	57.00	122	(3,599)
Schlumberger Ltd.	Call	10/23/15	USD	76.50	86	(2,494)
United Technologies Corp.	Call	10/23/15	USD	92.50	426	(36,636)
UnitedHealth Group, Inc.	Call	10/23/15	USD	123.00	206	(28,016)
Wells Fargo & Co.	Call	10/23/15	USD	53.00	1,476	(84,870)
Weyerhaeuser Co.	Call	10/23/15	USD	28.50	369	(9,225)
ITC Holdings Corp.	Call	10/26/15	USD	32.51	570	(73,870)
Kimberly-Clark Corp.	Call	10/26/15	USD	110.00	251	(43,674)
American Water Works Co., Inc.	Call	10/28/15	USD	53.50	516	(106,674)
Exxon Mobil Corp.	Call	10/28/15	USD	74.00	943	(193,295)
BCE, Inc.	Call	10/29/15	USD	41.50	290	(19,213)
American Express Co.	Call	10/30/15	USD	77.50	431	(30,816)
Anthem, Inc.	Call	10/30/15	USD	150.00	138	(25,806)
Chevron Corp.	Call	10/30/15	USD	82.50	219	(24,090)
Citigroup, Inc.	Call	10/30/15	USD	52.00	391	(31,476)
CME Group, Inc.	Call	10/30/15	USD	94.50	164	(28,700)
Coca-Cola Co.	Call	10/30/15	USD	39.50	1,316	(164,500)
ConocoPhillips	Call	10/30/15	USD	50.00	100	(8,250)
General Electric Co.	Call	10/30/15	USD	26.00	770	(28,875)
Intel Corp.	Call	10/30/15	USD	30.00	399	(47,481)
International Business Machines Corp.	Call	10/30/15	USD	155.00	106	(9,593)
Johnson & Johnson	Call	10/30/15	USD	98.00	389	(25,674)
JPMorgan Chase & Co.	Call	10/30/15	USD	62.50	463	(50,004)
JPMorgan Chase & Co.	Call	10/30/15	USD	64.50	524	(25,414)
Marathon Oil Corp.	Call	10/30/15	USD	18.00	314	(6,437)
Merck & Co., Inc.	Call	10/30/15	USD	54.00	725	(21,388)
Microsoft Corp.	Call	10/30/15	USD	45.50	287	(24,682)
Microsoft Corp.	Call	10/30/15	USD	46.00	403	(27,404)
Pfizer, Inc.	Call	10/30/15	USD	33.50	1,314	(38,763)
Philip Morris International, Inc.	Call	10/30/15	USD	82.50	125	(9,625)
Procter & Gamble Co.	Call	10/30/15	USD	72.50	435	(51,330)
QUALCOMM, Inc.	Call	10/30/15	USD	56.50	122	(6,893)
Union Pacific Corp.	Call	10/30/15	USD	91.00	165	(27,802)
United Parcel Service, Class B	Call	10/30/15	USD	103.00	114	(11,913)
UnitedHealth Group, Inc.	Call	10/30/15	USD	124.00	300	(41,700)
Verizon Communications, Inc.	Call	10/30/15	USD	46.00	833	(8,330)
Wells Fargo & Co.	Call	10/30/15	USD	53.00	550	(40,150)
Wells Fargo & Co.	Call	10/30/15	USD	53.50	181	(10,317)
Honeywell International, Inc.	Call	11/03/15	USD	100.60	277	(17,685)
Public Service Enterprise Group, Inc.	Call	11/03/15	USD	40.65	335	(69,390)
Exelon Corp.	Call	11/05/15	USD	30.30	675	(58,946)
Altria Group, Inc.	Call	11/06/15	USD	56.50	314	(22,608)
American International Group, Inc.	Call	11/06/15	USD	58.00	689	(94,393)
Bank of America Corp.	Call	11/06/15	USD	16.50	1,868	(43,898)
Chevron Corp.	Call	11/06/15	USD	82.00	219	(33,069)
Citigroup, Inc.	Call	11/06/15	USD	52.00	767	(70,564)
CME Group, Inc.	Call	11/06/15	USD	94.50	98	(18,865)
Dow Chemical Co.	Call	11/06/15	USD	43.50	288	(43,200)
General Electric Co.	Call	11/06/15	USD	25.50	1,310	(85,150)
Intel Corp.	Call	11/06/15	USD	30.00	996	(122,010)
JPMorgan Chase & Co.	Call	11/06/15	USD	63.00	696	(73,776)

6	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Occidental Petroleum Corp.	Call	11/06/15	USD	69.00	493	$(63,104)
Procter & Gamble Co.	Call	11/06/15	USD	73.00	258	(27,735)
Schlumberger Ltd.	Call	11/06/15	USD	76.50	322	(13,846)
Tyco International PLC	Call	11/06/15	USD	36.50	482	(7,485)
U.S. Bancorp.	Call	11/06/15	USD	43.00	724	(32,218)
Verizon Communications, Inc.	Call	11/06/15	USD	45.00	418	(12,540)
Wells Fargo & Co.	Call	11/06/15	USD	52.50	997	(95,712)
Praxair, Inc.	Call	11/09/15	USD	106.90	299	(40,452)
TOTAL SA — ADR	Call	11/09/15	USD	48.00	515	(33,659)
Travelers Cos., Inc.	Call	11/17/15	USD	101.75	172	(35,383)
Eversource Energy	Call	11/18/15	USD	47.00	290	(117,238)
American Water Works Co., Inc.	Call	11/20/15	USD	55.00	210	(29,925)
BHP Billiton Ltd. — ADR	Call	11/20/15	USD	37.50	115	(3,392)
Comcast Corp., Special Class A	Call	11/20/15	USD	58.75	1,042	(160,804)
Dominion Resources, Inc.	Call	11/20/15	USD	72.50	692	(69,200)
Intel Corp.	Call	11/20/15	USD	30.00	996	(132,468)
ITC Holdings Corp.	Call	11/20/15	USD	34.05	100	(8,921)
Johnson & Johnson	Call	11/20/15	USD	95.50	386	(69,303)
JPMorgan Chase & Co.	Call	11/20/15	USD	65.00	696	(46,632)
Nielsen Holdings PLC	Call	11/20/15	USD	48.00	23	(1,438)
Pfizer, Inc.	Call	11/20/15	USD	34.00	1,313	(41,360)
Prudential Financial, Inc.	Call	11/20/15	USD	80.00	707	(125,492)
Raytheon Co.	Call	11/20/15	USD	110.00	390	(118,950)
Sempra Energy	Call	11/20/15	USD	97.50	191	(46,318)
SunTrust Banks, Inc.	Call	11/20/15	USD	40.00	1,622	(130,571)
TOTAL SA — ADR	Call	11/20/15	USD	48.00	515	(44,448)
Verizon Communications, Inc.	Call	11/20/15	USD	45.00	418	(18,183)
BCE, Inc.	Call	11/30/15	USD	41.45	289	(32,531)
Total						$(7,656,320)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
General Mills, Inc.	Call	Citibank N.A.	10/02/15	USD	58.26	54,000	$(97)
Rockwell Automation, Inc.	Call	Morgan Stanley & Co. International PLC	10/05/15	USD	115.03	13,500	(8)
U.S. Bancorp.	Call	Morgan Stanley & Co. International PLC	10/05/15	USD	42.60	72,500	(3,924)
TOTAL SA — ADR	Call	Morgan Stanley & Co. International PLC	10/08/15	USD	50.81	44,700	(138)
NextEra Energy, Inc.	Call	Goldman Sachs International	10/12/15	USD	106.60	63,400	(856)
Enbridge, Inc.	Call	Deutsche Bank AG	10/13/15	CAD	53.75	30,000	(2,577)
Northrop Grumman Corp.	Call	Morgan Stanley & Co. International PLC	10/15/15	USD	168.51	54,200	(180,196)
Quest Diagnostics, Inc.	Call	Morgan Stanley & Co. International PLC	10/15/15	USD	70.17	21,800	(547)
Travelers Cos., Inc.	Call	Morgan Stanley & Co. International PLC	10/15/15	USD	106.95	51,700	(1,644)
Unilever NV	Call	UBS AG	10/20/15	USD	40.38	41,200	(38,969)
WEC Energy Group, Inc.	Call	Morgan Stanley & Co. International PLC	10/20/15	USD	51.34	56,300	(77,278)
Sempra Energy	Call	Credit Suisse International	10/22/15	USD	95.69	13,900	(36,039)
TOTAL SA — ADR	Call	Deutsche Bank AG	10/27/15	USD	46.56	40,000	(32,521)
CMS Energy Corp.	Call	Citibank N.A.	10/29/15	USD	33.16	63,200	(144,854)
U.S. Bancorp.	Call	Morgan Stanley & Co. International PLC	10/29/15	USD	42.60	72,500	(39,514)
Mondelez International, Inc., Class A	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	43.86	81,000	(58,051)
Raytheon Co.	Call	Credit Suisse International	10/30/15	USD	106.21	62,000	(221,502)
Unilever NV	Call	Citibank N.A.	10/30/15	USD	40.88	41,000	(32,866)
Kroger Co.	Call	Morgan Stanley & Co. International PLC	11/02/15	USD	38.42	116,700	(42,760)
Travelers Cos., Inc.	Call	Morgan Stanley & Co. International PLC	11/02/15	USD	101.59	69,000	(99,254)
NextEra Energy, Inc.	Call	Morgan Stanley & Co. International PLC	11/05/15	USD	98.39	18,600	(36,613)
WEC Energy Group, Inc.	Call	Goldman Sachs International	11/06/15	USD	47.82	23,800	(108,031)
Abbott Laboratories	Call	Citibank N.A.	11/09/15	USD	43.57	78,400	(29,391)
Unilever NV	Call	UBS AG	11/09/15	USD	40.38	41,200	(47,275)
AstraZeneca PLC	Call	UBS AG	11/11/15	GBP	44.13	30,500	(32,932)
CMS Energy Corp.	Call	Credit Suisse International	11/12/15	USD	33.47	54,000	(104,732)
Kroger Co.	Call	Morgan Stanley & Co. International PLC	11/13/15	USD	37.09	151,000	(109,837)

SEPTEMBER 30, 2015	7

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
American Water Works Co., Inc.	Call	Morgan Stanley & Co. International PLC	11/19/15	USD	53.90	35,800	$(68,634)
TOTAL SA — ADR	Call	Morgan Stanley & Co. International PLC	12/03/15	USD	46.09	43,500	(73,963)
Total							$(1,625,003)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,546,655,788	$3,874,863	—	$1,550,530,651
Short-Term Securities	30,846,822	85,386	—	30,932,208

Total	$1,577,502,610	$3,960,249	—	$1,581,462,859

[1] See above Schedule of Investments for values in each industry, excluding Level 2, Pharmaceuticals, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(6,169,721)	$(3,111,602)	—	$(9,281,323)

[2] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,776	—	—	$1,776
Cash pledged as collateral for OTC derivatives	98,000	—	—	98,000
Liabilities:
Collateral on securities loaned at value	—	$(85,386)	—	(85,386)

Total	$99,776	$(85,386)	—	$14,390

During the period ended September 30, 2015, there were no transfers between levels.

8	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Equity Dividend Trust

Date: November 23, 2015